HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT TWELVE

333-114401                    HV-4824 – Group Variable Funding Agreements – The HART Program [No Fee]

333-114404                    HV-4900 – Group Variable Funding Agreements – The HART Program [Fee]

Supplement dated July 21, 2010 to your Prospectus

SUB-ADVISER CHANGE

THE HARTFORD SMALL COMPANY FUND – CLASS A

THE HARTFORD SMALLCAP GROWTH FUND – CLASS A

Effective immediately, in the section entitled “The Funds”, under the Investment Objective table, the information for the following funds are deleted and replaced with the following:

Sub-Account	Investment Objective Summary	Investment Adviser/Sub- Advisor
The Hartford Mutual Funds II, Inc.
The Hartford SmallCap Growth Fund – Class A	Seeks long-term capital appreciation.	Hartford Investment Financial Services, LLC Sub-advised by Wellington Management Company, LLP
The Hartford Mutual Funds, Inc.
The Hartford Small Company Fund – Class A	Seeks growth of capital	Hartford Investment Financial Services, LLC Sub-advised by Wellington Management Company, LLP

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.